STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4%
Alabama - .4%
Black Belt Energy Gas District, Revenue Bonds, Ser. B1	4.00	10/1/2027	6,525,000	[a]	6,734,498
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 1) Ser. A	4.00	10/1/2028	3,475,000	[a]	3,575,977
				10,310,475
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	3.00	6/1/2051	5,000,000		4,938,955
Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,942,080
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000		928,690
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,093,999
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000		989,120
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000		612,178
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000		474,492
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000		587,921
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000		886,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Arizona - 1.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000		553,261
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		735,890
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		754,028
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		717,642
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		10,638,760
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000		5,538,890
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000		6,710,766
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000		5,662,159
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000		5,129,187
				43,955,852
California - 12.7%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000		2,194,839
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,584,989
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000		10,419,606
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,933,863
California, GO	5.25	9/1/2029	10,000,000		10,428,330
California, GO	5.25	10/1/2039	5,000,000		5,507,162
California, GO, Refunding	4.00	9/1/2031	10,000,000		10,500,409
California, GO, Refunding	5.00	9/1/2031	6,505,000		7,838,256
California, GO, Refunding	5.00	10/1/2029	5,000,000		5,483,368

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.7% (continued)
California, GO, Refunding	5.00	12/1/2023	12,500,000		13,123,790
California, GO, Refunding	5.00	4/1/2031	9,900,000		11,461,493
California, GO, Refunding	5.00	12/1/2023	2,500,000		2,624,758
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	15,000,000	[a]	15,495,891
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	7,500,000	[a]	7,769,627
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		331,846
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		275,831
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,570,338
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,123,022
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		7,038,279
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,163,036
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	14,030,000	[a]	14,352,116
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2026	8,275,000	[b]	8,926,399
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		241,924
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		393,661

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.7% (continued)
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		256,600
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		323,211
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		326,772
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		231,682
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2028	470,000	[c]	496,405
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2031	500,000	[c]	526,094
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2029	425,000	[c]	451,380
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2027	435,000	[c]	457,240
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	2,000,000		2,336,838
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2031	2,000,000		2,385,475
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2029	4,000,000		4,639,350
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	1,055,000		1,214,090
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,785,000	[c]	3,181,991
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2031	2,560,000	[c]	2,952,675
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2029	2,400,000	[c]	2,716,203
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2026	3,190,000	[c]	3,482,780
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2027	2,955,000	[c]	3,272,443
Evergreen School District, GO	4.00	8/1/2041	5,000,000		5,090,411
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	9,080,000	[b]	9,392,669

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.7% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,000,000		8,076,626
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,500,000	[b]	3,982,333
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	1,000,000	[b]	1,161,063
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	12,215,000	[b]	14,182,380
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2027	1,750,000	[c]	2,002,531
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2026	1,750,000	[c]	1,965,941
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2029	1,500,000	[c]	1,762,009
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2028	1,625,000	[c]	1,886,341
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2036	4,650,000		5,209,500
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2033	2,055,000		2,322,237
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2031	1,620,000		1,846,494
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2032	2,840,000		3,223,988
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,327,118
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,633,514
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		9,866,426
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[d]	2,743,554
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,179,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.7% (continued)
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x0.67 +0.55%	0.90	6/1/2034	8,000,000	[e]	7,463,811
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,579,679
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		5,472,315
Santa Clara Unified School District, GO, Refunding	3.00	7/1/2035	5,000,000		4,907,903
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000		2,164,368
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,575,832
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000		1,090,259
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		547,471
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000		11,824,839
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2031	2,000,000		2,393,157
				309,908,268
Colorado - 1.2%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	2,435,000		2,524,769
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	3,670,000		3,796,855
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,035,000		4,113,580
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000		5,155,831
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000		1,519,401
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000		1,907,918

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Colorado - 1.2% (continued)
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,358,013
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,413,119
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2032	1,905,000	2,068,294
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,514,680
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,087,316
				28,459,776
Connecticut - 1.8%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	3,829,662
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,095,872
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	7,697,614
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,177,918
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2037	5,000,000	5,508,097
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000	5,702,000
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,699,942
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,002,198
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	6,215,000	6,948,844
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. M	4.00	7/1/2038	1,045,000	1,064,724
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,110,000	1,135,498
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,288,456
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,321,710
				44,472,535
Delaware - .5%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2033	1,100,000	[c] 1,275,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Delaware - .5% (continued)
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2034	1,180,000	[c]	1,360,022
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2031	2,000,000	[c]	2,307,040
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,046,580
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,529,247
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b]	5,611,184
				13,129,673
District of Columbia - 2.1%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,317,322
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		6,282,035
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,229,821
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,072,512
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,910,000		17,648,247
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	0.79	10/1/2039	3,000,000	[f]	3,000,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	3,275,000		3,470,188
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000		7,671,967
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,255,086
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000		999,615
				49,946,793

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Florida - 4.2%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000	[a]	5,459,308
Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion)	4.00	9/1/2036	10,240,000		10,812,487
Florida Board of Governors, Revenue Bonds, Refunding	5.00	7/1/2027	815,000		919,451
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		8,824,427
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,044,619
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000	[c]	1,244,994
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2028	1,100,000	[c]	1,253,829
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000	[c]	1,476,375
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2027	1,650,000	[c]	1,854,573
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,584,495
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000		10,852,401
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,377,086
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000		5,533,285
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000		3,229,234
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000		5,198,214
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000		3,280,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Florida - 4.2% (continued)
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,234,212
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2025	10,000,000	[b]	10,895,774
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000		8,412,612
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000		3,059,925
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		93,648
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		5,820,512
				101,461,729
Georgia - .7%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,507,540
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		2,698,053
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		5,330,388
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,185,813
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,677,444
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[g]	6,675
				17,405,913
Hawaii - .8%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	8,200,000		9,227,449
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000		1,596,944
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2028	2,000,000	[c]	2,289,262
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2029	1,600,000	[c]	1,851,790
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2026	1,500,000	[c]	1,659,266
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2027	2,000,000	[c]	2,255,740
				18,880,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000		411,254
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000		282,219
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000		592,649
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000		572,233
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000		461,434
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000		464,951
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[b]	5,000,000
				7,784,740
Illinois - 8.9%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		3,641,342
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		3,905,816
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,314,845
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,153,613
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		8,590,651
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,112,371
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,624,068
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		3,867,604
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,244,060
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,117,329

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Illinois - 8.9% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,055,466
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000	4,752,322
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,281,218
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000	7,165,177
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000	5,226,516
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,506,833
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,036,092
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	5,240,000	5,370,365
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	994,649
Chicago Park District, GO, Refunding, Ser. E	4.00	1/1/2034	1,760,000	1,811,168
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	1,054,365
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000	1,724,315
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000	1,927,442
Cook County Community Consolidated School District No. 34 Glenview, GO, Ser. A	3.00	12/1/2036	6,265,000	6,072,260
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,596,575
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000	1,075,952
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000	1,314,007
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000	6,808,274

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Illinois - 8.9% (continued)
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000		1,831,463
County Cook Il, GO, Refunding, Ser. B	4.00	11/15/2027	5,700,000		6,051,310
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,413,660
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000		2,083,854
Illinois, GO	5.50	1/1/2030	1,855,000		2,099,176
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,380,871
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000		10,360,389
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000		3,506,784
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,243,875
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000		2,022,009
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,109,201
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,283,493
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000		6,314,914
Illinois, GO, Ser. A	5.00	3/1/2031	480,000		525,621
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000		2,215,088
Illinois, GO, Ser. A	5.00	3/1/2029	10,120,000		11,113,568
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,531,216
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,807,119
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,370,254
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,263,498
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2030	1,875,000		2,182,436
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000		5,661,651
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,010,000		2,290,220
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000		5,043,110
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,362,352
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000		1,312,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Illinois - 8.9% (continued)
Will Grundy Counties Community College District No. 525, GO, Refunding	3.00	1/1/2029	9,305,000		9,451,780
				216,176,093
Indiana - 1.2%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds, Refunding	4.00	7/15/2033	1,200,000		1,287,150
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		863,200
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		815,792
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,647,989
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.68	12/1/2039	7,000,000	[f]	7,000,000
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Ser. A	5.00	1/1/2025	1,250,000	[b]	1,345,356
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	14,430,000	[a]	15,422,237
				29,381,724
Iowa - .4%
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,150,000	[a]	10,903,809
Kentucky - 2.9%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		2,755,299
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,610,163
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,636,073
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,268,803
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000		8,096,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Kentucky - 2.9% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000	[a]	10,316,399
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	8,223,454
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	[a]	16,951,501
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2023	675,000	[b]	699,662
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,481,426
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2032	5,430,000		5,755,180
				69,794,910
Louisiana - .6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,453,401
Louisiana, GO, Ser. B	4.00	5/1/2034	5,035,000		5,211,583
Louisiana, GO, Ser. B	4.00	5/1/2033	1,770,000		1,836,135
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	4,000,000	[b]	4,321,273
				15,822,392
Maine - .6%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000		5,570,901
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000		1,985,590
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2036	1,100,000		1,275,596
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2037	1,200,000		1,388,434
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2035	1,100,000		1,279,419
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2033	2,200,000		2,587,917
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2034	1,040,000		1,216,502
				15,304,359
Maryland - 1.0%
Howard County Housing Commission, Revenue Bonds, Refunding, Ser. A	1.20	6/1/2027	2,000,000		1,856,891
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	3,180,000		3,259,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Maryland - 1.0% (continued)
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2029	2,000,000	[c]	2,294,967
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2028	2,250,000	[c]	2,547,777
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2027	2,250,000	[c]	2,512,226
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	10,721,779
				23,193,006
Massachusetts - 1.0%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,058,246
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,265,608
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		832,756
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		671,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		863,543
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		763,728
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,068,130
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,067,172
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,076,538
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare) (LOC; TD Bank NA) Ser. F3	0.78	7/1/2040	100,000	[f]	100,000
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,074

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Massachusetts - 1.0% (continued)
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	10,000,000	[b]	10,112,880
				24,261,179
Michigan - 2.0%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.79	10/1/2032	6,700,000	[f]	6,700,000
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,051,874
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,052,083
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,420,874
Lakeview School District, GO (LOC; TD Bank NA) Ser. B	0.79	5/1/2032	4,900,000	[f]	4,900,000
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000		5,145,096
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000		3,166,271
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000		2,632,813
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000		1,981,669
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000		2,642,225
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	4,534,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Michigan - 2.0% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2036	3,000,000		3,070,675
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2035	2,500,000		2,561,890
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2022	5,000,000	[b]	5,000,000
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2033	925,000		1,086,360
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2031	850,000		1,003,058
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000		699,905
				48,649,105
Minnesota - .6%
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	2,405,000		2,436,585
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	735,000		750,402
Minnesota Municipal Gas Agency, Revenue Bonds, Ser. A	4.00	12/1/2027	10,000,000	[a]	10,479,129
				13,666,116
Mississippi - .0%
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000		271,693
Missouri - 1.9%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000		2,253,694

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Missouri - 1.9% (continued)
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,376,945
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	2,490,493
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,904,834
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,087,497
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,546,689
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,844,539
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,073,236
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,633,663
Ladue School District, GO	2.00	3/1/2032	5,000,000	4,420,771
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	6,718,691
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000	15,091,998
				45,443,050
Montana - .3%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,930,000	1,952,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Montana - .3% (continued)
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2031	1,000,000	1,150,942
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	556,081
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2028	1,150,000	1,288,965
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,357,114
				6,305,853
Nebraska - .2%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	5,000,000	[a] 5,149,953
Nevada - 1.9%
Clark County, GO, Ser. B	4.00	11/1/2033	2,750,000	2,969,322
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000	1,211,165
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000	5,893,850
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000	5,669,152
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000	11,423,419
Clark County School District, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	6/15/2027	5,000,000	5,439,730
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,301,657
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,624,647
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,365,000	2,427,223
				46,960,165
New Jersey - 6.5%
Fair Lawn, GO	2.00	9/1/2032	1,580,000	1,370,292
Fair Lawn, GO	2.00	9/1/2031	1,315,000	1,170,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New Jersey - 6.5% (continued)
Fair Lawn, GO	2.00	9/1/2029	2,215,000		2,074,474
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000		11,602,827
Morris County, GO	2.00	2/1/2031	4,315,000		3,964,042
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000		4,945,103
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2027	10,000,000		11,166,574
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	5,000,000	[b]	5,006,988
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	5,000,000	[b]	5,006,988
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000		10,427,349
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000		13,269,451
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000		1,019,004
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000		2,425,236
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000		1,104,825
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000		1,835,462
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000		1,055,842
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000		1,142,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New Jersey - 6.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,099,957
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	1,881,893
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,626,825
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000	2,464,329
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	5,501,018
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	10,952,572
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	2,808,782
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,243,561
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	2,800,820
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	2,000,000	2,212,385
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	2,000,000	2,209,874
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000	1,655,333
Ocean City, GO, Refunding	3.00	9/15/2031	5,000,000	4,998,107
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2030	1,725,000	2,006,293
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000	1,702,379
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,773,743
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,810,371
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	8,591,686

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New Jersey - 6.5% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		12,904,793
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		6,462,889
				159,295,815
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	2,000,000		1,974,340
New York - 15.1%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,497,162
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		10,652,231
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		8,971,281
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	[a]	10,430,024
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000		2,602,784
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000		11,184,676
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		11,092,109
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		2,665,983
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,876,859
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,677,094
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,708,927
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,010,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 15.1% (continued)
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	10/1/2028	10,000,000		11,251,814
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.67	4/1/2038	9,700,000	[f]	9,700,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,326,232
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,196,158
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,555,754
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		2,898,109
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,227,635
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,009,312
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/3/2023	10,000,000	[b]	10,397,340
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,490,968
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,257,427
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.67	6/15/2035	1,100,000	[f]	1,100,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,026,448
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	0.79	6/15/2051	3,600,000	[f]	3,600,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.79	11/1/2041	3,600,000	[f]	3,600,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2029	3,540,000		4,137,767
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		5,860,819
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	5.25	8/1/2037	10,000,000		11,210,684

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 15.1% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	0.67	8/1/2042	1,100,000	[f]	1,100,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[h]	15,466,551
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[h]	3,560,322
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.45	11/15/2029	5,000,000		4,255,480
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		4,354,270
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		5,617,818
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		7,984,201
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2039	4,900,000		5,099,482
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		7,714,007
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000		5,425,229
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,192,349
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	15,000,000		16,063,837
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000		1,005,396
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000		9,442,232
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000		6,440,934
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000		3,181,324

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 15.1% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	5,500,000		5,741,261
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000		20,444,312
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		2,073,030
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,586,204
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	10,000,000		10,795,449
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000		10,588,269
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	195,000		217,980
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2033	200,000		222,537
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2031	225,000		253,293
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	75,000		83,719
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2030	175,000		196,401
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,027,826
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2026	1,000,000	[c]	1,088,874
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.58	1/1/2032	5,000,000	[f]	5,000,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 15.1% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[d]	7,850,376
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	5,000,000		5,005,165
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	3,480,000		4,014,880
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,827,586
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,586,338
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,116,982
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,084,878
				366,924,464
North Carolina - .5%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		3,836,266
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,285,182
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2031	4,000,000	[a]	4,634,826
				12,756,274
Ohio - 1.3%
Akron , Revenue Bonds, Refunding	4.00	12/1/2031	1,650,000		1,775,944
Akron , Revenue Bonds, Refunding	4.00	12/1/2030	1,800,000		1,949,293
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2032	735,000	[c]	866,598
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2031	700,000	[c]	829,957
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,000,000	[c]	1,173,741
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2033	775,000	[c]	911,568
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2028	515,000	[c]	588,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Ohio - 1.3% (continued)
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2027	575,000	[c]	648,986
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2030	500,000	[c]	586,228
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2029	545,000	[c]	631,113
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		709,385
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		554,365
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric)	2.60	10/1/2029	2,500,000	[a]	2,326,988
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		3,141,906
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,822,400
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,085,000		1,120,998
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	2,290,000		2,338,608
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		1,793,777
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,502,033
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		636,031
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[b]	1,545,295
				30,453,370
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	5,190,000		4,872,798
Oregon - 1.3%
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	1,800,000		1,840,100
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		14,570,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Oregon - 1.3% (continued)
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		12,272,520
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,264,202
				30,947,430
Pennsylvania - 8.5%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	[c]	1,108,118
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2030	1,300,000		1,485,905
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2028	1,715,000		1,920,838
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2029	1,465,000		1,658,600
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	4/15/2025	1,250,000	[b]	1,354,700
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,157,982
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		3,579,799
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		3,870,606
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,445,306
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		910,289
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000	[a]	5,454,200
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,185,198
Pennsylvania, GO	3.00	5/15/2035	8,000,000		7,637,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 8.5% (continued)
Pennsylvania, GO	5.00	9/15/2029	7,000,000	7,678,138
Pennsylvania, GO	5.00	3/15/2031	5,000,000	5,306,864
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000	5,183,678
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000	3,380,483
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,801,829
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000	6,097,164
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000	2,075,632
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2026	1,200,000	1,326,482
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2028	350,000	398,048
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2027	350,000	393,236
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000	5,309,145
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,684,413
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000	1,446,260
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000	5,493,174

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 8.5% (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	7,765,000		7,781,400
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	1,115,000		1,138,245
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		3,032,243
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000		11,038,481
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	10,000,000		10,883,489
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2035	7,085,000		7,828,445
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2031	5,000,000		5,553,749
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	4,515,000		4,639,820
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2039	2,840,000		2,912,704
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		8,597,779
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		3,737,150
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		3,724,815
Philadelphia, GO, Refunding, Ser. A	5.00	1/15/2024	3,600,000	[b]	3,786,499
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,202,506
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		8,605,545
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		914,938
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,113,806
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,124,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 8.5% (continued)
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000	11,076,235
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,517,487
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000	5,378,212
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	635,045
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	550,406
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	559,257
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	540,120
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000	5,189,349
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,108,530
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,267,203
				206,782,103
Rhode Island - .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,216,892
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000	3,414,724
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2030	380,000	440,333

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Rhode Island - .8% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000		473,812
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000		506,905
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	3,940,000		4,040,368
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	3.00	10/1/2051	6,000,000		5,929,357
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2029	535,000		612,279
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2026	300,000		333,868
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2027	500,000		560,615
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2028	525,000		600,466
				19,129,619
South Carolina - .9%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,111,833
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000		2,818,922
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000		4,280,141
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000		1,515,496
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000		1,579,293
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000		2,538,592
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000		1,907,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
South Carolina - .9% (continued)
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000		2,408,883
				22,161,112
South Dakota - .3%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	500,000	[b]	516,545
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	1,800,000	[b]	1,859,563
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000		2,822,081
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000		1,328,236
				6,526,425
Tennessee - 1.9%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	2/1/2038	11,000,000	[f]	11,000,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	11/1/2035	5,900,000	[f]	5,900,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	7/1/2034	1,100,000	[f]	1,100,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.60	4/1/2032	400,000	[f]	400,000
Nashville & Davidson County Health & Educational Metropolitan Government, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2031	5,000,000		5,671,644
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		4,956,460
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000	[a]	5,822,353
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	940,000		951,069
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	850,000		869,508
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000		1,282,673
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		1,968,302

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Tennessee - 1.9% (continued)
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000	3,168,175
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000	2,060,649
				45,150,833
Texas - 9.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,425,151
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000	5,385,788
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,218,090
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,657,123
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. C	5.00	1/1/2027	5,000,000	5,366,006
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	575,000	586,545
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	1,210,000	1,370,179
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,196,524
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	1,110,000	1,215,363
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000	5,581,167
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2037	1,000,000	1,035,260
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	1,000,000	1,024,343
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,075,538
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,035,875
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	1,024,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 9.3% (continued)
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000		1,331,582
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000		1,000,955
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000		4,131,929
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000		4,190,872
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000		12,745,700
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	[a]	5,122,224
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	10,000,000	[a]	11,611,666
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,494,657
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,785,478
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2034	500,000		536,326
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	700,000		749,432
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,000,000		1,069,399
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		536,733
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		269,074
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		107,507
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		539,831
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		322,775
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	485,000		524,604
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		2,186,881
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,431,384
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000		5,580,730

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 9.3% (continued)
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000	1,167,731
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000	2,037,324
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000	1,362,121
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	17,235,047
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	5,514,948
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding (Convention & Entertainment)	5.00	9/1/2028	1,350,000	1,533,805
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding (Convention & Entertainment)	5.00	9/1/2026	1,750,000	1,929,393
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding (Convention & Entertainment)	5.00	9/1/2027	1,720,000	1,928,332
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,261,211
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	9,351,416
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000	12,043,955
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,169,868
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	2,014,441
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000	5,067,145
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,885,689
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000	5,523,110
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000	4,970,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 9.3% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2037	1,475,000		1,651,392
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2031	1,000,000		1,174,504
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2030	1,000,000		1,161,746
Texas, GO, Refunding	5.00	10/1/2024	4,000,000		4,223,191
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000		9,244,633
Texas, GO, Ser. A	0.71	6/1/2043	600,000	[f]	600,000
Texas, GO, Ser. B	0.71	12/1/2041	11,100,000	[f]	11,100,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2028	3,035,000		3,270,945
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,228,617
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2032	1,490,000		1,614,908
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2029	1,400,000		1,513,993
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,249,786
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,222,109
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		2,769,129
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,502,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 9.3% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,330,635
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,501,780
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,402,290
				227,225,904
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2023	1,000,000	[b]	1,049,650
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,165,646
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,171,565
Puerto Rico, GO, Ser. A	0.00	7/1/2024	10,213	[d]	9,391
Puerto Rico, GO, Ser. A	0.00	7/1/2033	25,549	[d]	15,163
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316		14,815
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845		17,261
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657		20,261
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824		19,781
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853		19,469
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	22,173		22,470
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	22,111		23,285
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911		23,930
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555		23,851
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936		23,719
Puerto Rico, Notes	0.48	11/1/2043	137,954	[f]	71,564
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[g]	2,331,250
				8,023,071
Utah - .4%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,586,178
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,165,097
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,714,446
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		249,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Utah - .4% (continued)
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000	274,723
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	229,953
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2027	315,000	352,487
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000	255,131
				8,827,456
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	785,354
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	0.61	7/1/2039	200,000	[f] 200,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,576,109
				11,561,463
Virginia - .5%
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2030	7,000,000	[a] 7,946,679
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2036	5,000,000	5,229,813
				13,176,492
Washington - 2.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,672,994
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	1,851,030
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000	3,000,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Washington - 2.3% (continued)
Port of Seattle, Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000		5,429,637
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000		1,057,964
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000		5,424,836
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000		1,164,939
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000		5,047,624
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000		5,205,145
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,735,008
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2034	435,000	[h]	409,346
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2035	445,000	[h]	413,401
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	3/1/2038	4,500,000		4,654,459
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,381,306
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,809,317
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,161,633
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000		551,695
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000		563,757
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000		563,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Washington - 2.3% (continued)
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	892,835
				54,991,309
West Virginia - .1%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (West Virginia United Health System Obligated Group) (LOC; TD Bank NA) Ser. C	0.78	6/1/2034	3,100,000	[f] 3,100,000
Wisconsin - .4%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/1/2027	7,750,000	[a] 8,452,168
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,049,378
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,049,378
				10,550,924
Total Investments (cost $2,531,721,575)			101.4%	2,466,369,769
Liabilities, Less Cash and Receivables			(1.4%)	(34,619,764)
Net Assets			100.0%	2,431,750,005

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Non-income producing—security in default.

h Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $19,849,620 or .82% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	80	9/21/2022	12,691,317	12,460,000	231,317
Ultra 10 Year U.S. Treasury Notes	400	9/21/2022	51,917,988	51,393,752	524,236
Gross Unrealized Appreciation				755,553

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	2,466,369,769	-	2,466,369,769
Other Financial Instruments:
Futures††	755,553	-	-	755,553

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized depreciation on investments was $65,351,806, consisting of $20,954,597 gross unrealized appreciation and $86,306,403 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.